Expense Example {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund Retail PRO-05 - Fidelity Advisor Multi-Asset Income Fund - Fidelity Multi-Asset Income Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966